Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Plan Sponsor has the right to terminate the Plan subject to the provisions of ERISA. Upon Plan termination, as directed by the Plan Sponsor, participants would become 100% vested in all Plan Sponsor contributions made or due upon the date of termination, and the Trustee would either distribute benefits to participants or deliver the Plan assets to the trustee of another qualified plan.